Consolidated Statements of Shareholders' Equity - EUR (€) € in Millions	Total	Issued and outstanding shares	Share premium	Treasury shares at cost	Retained earnings	OCI [1]
Beginning Balance (in shares) at Dec. 31, 2022		394,600,000
Beginning Balance at Dec. 31, 2022	€ 8,810.8	€ 36.3	€ 3,940.8	€ (4,641.3)	€ 9,046.7	€ 428.3
Components of comprehensive income:
Net income	7,839.0				7,839.0
Proportionate share of OCI from equity method investments	0.2					0.2
Gain (loss) on foreign currency translation	(68.3)					(68.3)
Gain (loss) on financial instruments	(15.2)					(15.2)
Total comprehensive income	7,755.7				7,839.0	(83.3)
Purchase of treasury shares (in shares)		(1,600,000)
Purchase of treasury shares	(1,000.0)			(1,000.0)
Cancellation of treasury shares	0.0	€ (0.3)		2,105.1	(2,104.8)
Share-based payments	134.8		134.8
Issuance of shares (in shares)		500,000
Issuance of shares	99.4		(77.5)	230.0	(53.1)
Dividend paid	€ (2,348.3)				(2,348.3)
Ending Balance (in shares) at Dec. 31, 2023	393,421,721	393,500,000
Ending Balance at Dec. 31, 2023	€ 13,452.4	€ 36.0	3,998.1	(3,306.2)	12,379.5	345.0
Components of comprehensive income:
Net income	7,571.6				7,571.6
Proportionate share of OCI from equity method investments	(12.1)					(12.1)
Gain (loss) on foreign currency translation	91.9					91.9
Gain (loss) on financial instruments	29.3					29.3
Total comprehensive income	€ 7,680.7				7,571.6	109.1
Purchase of treasury shares (in shares)	(574,925)	(600,000)
Purchase of treasury shares	€ (500.0)	€ (0.1)		(499.9)
Cancellation of treasury shares	0.0	€ (0.5)		3,050.4	(3,049.9)
Share-based payments	172.6		172.6
Issuance of shares (in shares)		400,000
Issuance of shares	124.0		(121.7)	279.7	(34.0)
Dividend paid	€ (2,452.9)				(2,452.9)
Ending Balance (in shares) at Dec. 31, 2024	393,283,720	393,300,000
Ending Balance at Dec. 31, 2024	€ 18,476.8	€ 35.4	4,049.0	(476.0)	14,414.3	454.1
Components of comprehensive income:
Net income	9,609.4				9,609.4
Proportionate share of OCI from equity method investments	14.1					14.1
Gain (loss) on foreign currency translation	(257.8)					(257.8)
Gain (loss) on financial instruments	(74.6)					(74.6)
Total comprehensive income	€ 9,291.1				9,609.4	(318.3)
Purchase of treasury shares (in shares)	(8,323,320)	(8,300,000)
Purchase of treasury shares	€ (5,950.0)			(5,950.0)
Cancellation of treasury shares	0.0	€ (0.5)		3,778.3	(3,777.8)
Share-based payments	202.3		202.3
Issuance of shares (in shares)		400,000
Issuance of shares	142.3		(144.2)	394.8	(108.3)
Dividend paid	€ (2,550.3)				(2,550.3)
Ending Balance (in shares) at Dec. 31, 2025	385,417,665	385,400,000
Ending Balance at Dec. 31, 2025	€ 19,612.2	€ 34.9	€ 4,107.1	€ (2,252.9)	€ 17,587.3	€ 135.8

[1]	As of December 31, 2025, accumulated OCI consists of €35.0 million gain relating to our proportionate share of other comprehensive income from equity method investments (2024: €20.9 million gain; 2023: €33.0 million gain), €153.7 million relating to foreign currency translation gain (2024:
€411.5 million gain; 2023: €319.6 million gain) and €52.9 million relating to unrealized loss on financial instruments (2024: €21.7 million gain; 2023: €7.6 million loss).